Held-to-maturity Investments - Liquidity classification (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Changes in held-to-maturity investments [Line Items]
Beginning balance	₩ 3,244	₩ 3,623
Acquisitions	250	149
Disposals	(350)	(528)
Others	0	0
Ending balance	3,144	3,244
Current Held to maturity Investments [Member]
Changes in held-to-maturity investments [Line Items]
Beginning balance	114	380
Disposals	(113)	(380)
Others	4	114
Ending balance	5	114
NonCurrent Held to maturity Investments [Member]
Changes in held-to-maturity investments [Line Items]
Beginning balance	3,130	3,243
Acquisitions	250	149
Disposals	(237)	(148)
Others	(4)	(114)
Ending balance	₩ 3,139	₩ 3,130